Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,233,000
Previously Paid Amount	0.00
Total Fee Amount	170.28
Total Offset Amount	0.00
Net Fee	170.28
Narrative - Max Aggregate Offering Price	$ 1,233,000
Final Prospectus	true